Related Party Transaction and Balance (Details) - Schedule of Balance with Related Parties - Related Party [Member] - USD ($)		Mar. 31, 2024	Mar. 31, 2023
Schedule of Balance with Related Parties [Line Items]
Receivables from customers	[1]	$ 3,740	$ 1,219
Amounts due from related party		3,858
Payables to customers		635,249	123,144
Amounts due to related parties			7,097
Tse Tim [Member]
Schedule of Balance with Related Parties [Line Items]
Receivables from customers	[2]	3,740
Payables to customers	[3]	390,382	31,798
Wu Hin Lun [Member]
Schedule of Balance with Related Parties [Line Items]
Receivables from customers	[2]		1,219
Payables to customers	[3]	57,748
Oriental Moon Tree Limited [Member]
Schedule of Balance with Related Parties [Line Items]
Amounts due from related party	[4]	3,895
Chan Sze Ho [Member]
Schedule of Balance with Related Parties [Line Items]
Payables to customers	[3]		10
Cheung Yuk Shan [Member]
Schedule of Balance with Related Parties [Line Items]
Payables to customers	[3]	63,845	1,649
Fung Yee Lin [Member]
Schedule of Balance with Related Parties [Line Items]
Payables to customers	[3]		411
Lau Kam Yan, Karen [Member]
Schedule of Balance with Related Parties [Line Items]
Payables to customers	[3]	41,727	8,735
Zhu Jian Guo [Member]
Schedule of Balance with Related Parties [Line Items]
Payables to customers	[3]	2,872	60,208
Zhu Yun [Member]
Schedule of Balance with Related Parties [Line Items]
Payables to customers	[3]	78,675	20,333
Smark Holding Limited [Member]
Schedule of Balance with Related Parties [Line Items]
Amounts due to related parties	[5]		$ 7,097

[1]	According to the contracts entered into between the Group and its customers, the Group shall charge its customers on amounts due on brokerage transactions which are not yet duly settled on settlement dates an interest at Hong Kong Prime Lending Rate plus 8% per annum. Further according to the terms set out in the contracts, the Group is entitled to liquidate the security positions it holds on behalf of the particular customers in order to recover the receivable balances in cases of default. As of March 31, 2024 and 2023, the Group maintained a weighted average Loan-To-Value ratio of 0.23% and 0.90% against these balances, respectively. Subsequent to the year ended March 31, 2024, receivables from customers amounted to $159,335 have been fully settled.
[2]	The balances as of March 31, 2024 and 2023 represented amounts overdue on brokerage transactions which passed the settlement dates, before allowance for expected credit losses. The balances were fully settled subsequently.
[3]	The balances as of March 31, 2024 and 2023 represented cash deposits received from the related parties and payables arising from unsettled trades on trade-date basis.
[4]	The balance as of March 31, 2024 represented advance to shareholders for operational purpose, before allowance for expected credit losses. The balance was unsecured, non-interest bearing and repayable on demand. As of the date of these consolidated financial statements, the balance has not been settled.
[5]	The balances as of March 31, 2024 and 2023 represented the advances from shareholders for operational purposes and consideration payable to the shareholders upon our group reorganization. The balances were unsecured, non-interest bearing and repayable on demand. On November 25, 2022, the shareholders agreed to waive most of these balances due to them by the Company, totaling $2,025,475, in form of capital contributions (further details are set out in note 10 to these consolidated financial statements).